UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22180

Meyers Capital Investments Trust

 (Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

November 30, 2010

(UNAUDITED)

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

           PORTFOLIO ANALYSIS

             MAY 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	November 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 97.22%

Aircraft Parts & Auxiliary Equipment - 2.63%
5,700	CPI Aerostructures, Inc. *	$ 77,121

Coating, Engraving & Allied Services - 6.26%
37,031	Material Sciences Corp. *	183,303

Commercial Banks, NEC - 1.62%
4,200	BBVA Banco Frances SA ADR	47,418

Computer Communications Equipment - 3.57%
4,293	Ezchip Semiconductor Ltd. (Israel) *	104,535

Drilling Oil & Gas Wells - 2.13%
2,000	SeaDrill Ltd.	62,180

Drilling Oil & Electronic Components & Accessories - 0.73%
1,500	Vishay Intertechnology, Inc.	21,390

Gold & Silver Ores - 4.65%
10,000	Endeavour Silver Corp. *	62,100
6,000	Silvercorp Metals, Inc.	73,860
		135,960
Industrial Organic Chemicals - 1.72%
400	Newmarket Corp.	50,320

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 7.24%
60,000	Baja Mining Corp. *	67,800
15,000	Hecla Mining Co. *	143,850
		211,650
Miscellaneous Industrial & Commercial Machinery- 2.60%
2,500	Sauer-Danfoss, Inc. *	75,975

Miscellaneous Metal Ores- 0.72%
3,000	Uranium Energy Corp. *	21,000

Motor Vehicle Parts & Accessories - 1.22%
2,000	Arvinmeritor, Inc. *	35,700

Optical Instruments & Lenses - 4.57%
20,100	Nova Measuring Instruments Ltd. *	133,665

Photographic Equipment & Supplies - 0.47%
500	IMAX Corp. (Canada) *	13,605

Plastics & Foam Products - 1.90%
5,000	Entegris, Inc. *	32,500
2,000	UFP Technologies, Inc. *	23,200
		55,700
Primary Smelting & Refining of Nonferrous Metals - 3.61%
6,500	Globe Specialty Metals, Inc.	105,495

Retail-Apparel & Accessory Stores - 3.29%
500	Chicos Fas, Inc.	6,025
2,000	Joseph A Bank Clothiers, Inc. *	90,080
		96,105
Rubber & Plastic Footwear - 2.63%
1,000	Deckers Outdoor Corp. *	76,900

Semiconductors & Related Devices - 8.54%
7,800	AXT, Inc. *	64,350
6,000	Entropic Communications, Inc. *	53,640
10,891	GSI Technology, Inc. *	80,593
8,000	Photronics, Inc. *	51,120
		249,703
Services-Business Services, NEC - 4.48%
7,749	Cardtronics, Inc. *	130,958

Services-Computer Integrated Systems Design - 4.25%
5,998	Ebix, Inc. *	124,459

Services- Offices & Clinics of Doctors of Medicine - 2.03%
13,803	Metropolitan Health Networks, Inc. *	59,491

Services-Prepackaged Software - 25.31%
22,000	A.D.A.M., Inc. *	137,500
29,517	Clicksoftware Technologies, Ltd. (Israel) *	192,451
10,000	Fundtech Ltd. *	157,900
38,927	Magic Software Enterprises Ltd. *	252,636
		740,487
Switchgear & Switchboard Apparatus - 1.05%
13,500	TII Network Technologies, Inc. *	30,645

TOTAL FOR COMMON STOCKS (Cost $2,514,218) - 97.22%		2,843,765

TOTAL INVESTMENTS (Cost $2,514,218) - 97.22%		2,843,765

OTHER ASSETS LESS LIABILITIES - 2.78%		81,456

NET ASSETS - 100.00%		$ 2,925,221

ADR - American Depository Receipt
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Assets and Liabilities
November 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,514,218)	$ 2,843,765
Receivables:
Securities Sold	120,175
Dividends and Interest	175
Total Assets	2,964,115
Liabilities:
Payables:
Securities Purchased	31,049
Due to Advisor	4,576
Due to Custodian	3,269
Total Liabilities	38,894
Net Assets	$ 2,925,221

Net Assets Consist of:
Paid In Capital	$ 3,340,511
Accumulated Undistributed Net Investment Loss	(2,098)
Accumulated Undistributed Realized Loss on Investments	(742,739)
Unrealized Appreciation in Value of Investments	329,547
Net Assets, for 331,210 Shares Outstanding	$ 2,925,221

Net Asset Value Per Share	$ 8.83

Minimum Redemption Price Per Share * (Note 4)	$ 8.74

* The Fund will impose a 1.00% redemption fee on shares redeemed prior to twelve months from the date of purchase.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Operations
For the six months ended November 30, 2010 (Unaudited)

Investment Income:
Dividends - portfolio companies (net of $37 foreign tax withheld)	$ 2,212
Dividends - money funds	1
Total Investment Income	2,213

Expenses:
Advisory Fees (Note 3)	37,852
Total Expenses	37,852
Performance Fees (Note 3)	(33,541)
Net Expenses	4,311

Net Investment Loss	(2,098)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	92,269
Net Change in Unrealized Appreciation on Investments	287,566
Realized and Unrealized Gain on Investments	379,835

Net Increase in Net Assets Resulting from Operations	$ 377,737

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2010	5/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,098)	$ (5,889)
Net Realized Gain on Investments	92,269	452,003
Unrealized Appreciation/(Depreciation) on Investments	287,566	(222,093)
Net Increase in Net Assets Resulting from Operations	377,737	224,021

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 4)	(49,250)	(72,062)

Total Increase in Net Assets	328,487	151,959

Net Assets:
Beginning of Period	2,596,734	2,444,775

End of Period (Including Undistributed Net Investment Loss of ($2,098) & $0, respectively)	$ 2,925,221	$ 2,596,734

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			Period *
	Ended		Year Ended	Ended
	11/30/2010		5/31/2010	5/31/2009

Net Asset Value, at Beginning of Period	$ 7.69		$ 7.07	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.01)		(0.02)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.15		0.64	(2.82)
Total from Investment Operations	1.14		0.62	(2.93)

Distributions:
Net Investment Income	-		-	-
Realized Gains	-		-	-
Total from Distributions	-		-	-

Net Asset Value, at End of Period	$ 8.83		$ 7.69	$ 7.07

Total Return ***	14.82%	(b)	8.77%	(29.30)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,925		$ 2,597	$ 2,445
Before Waivers
Ratio of Expenses to Average Net Assets	2.93%	(a)	2.87%	2.90%	(a)
Ratio of Net Investment Loss to Average Net Assets	(2.76)%	(a)	(2.58)%	(2.11)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	0.33%	(a)	0.51%	2.79%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.16)%	(a)	(0.22)%	(2.00)%	(a)
Portfolio Turnover	191.39%		169.32%	621.55%

* For the Period September 2, 2008 (commencement of investment operations) through May 31, 2009.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2010 (UNAUDITED)

Note 1. Organization

The Meyers Capital Aggressive Growth Fund (the “Fund”) is the sole series of the Meyers Capital Investments Trust (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on January 10, 2008 under the laws of Ohio by an Agreement and Declaration of Trust.  The Fund commenced investment operations on September 2, 2008.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The investment adviser to the Fund is Meyers Capital Management Group, LLC (the “Adviser”).  The Fund seeks to achieve long-term appreciation in the value of its shares.

 Note 2. Summary of Significant Accounting Policies

Codification:  The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended November 30, 2010.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2010 (UNAUDITED)

within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2010 (UNAUDITED)

increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Meyers Capital Management Group, LLC (the “Advisor”), under which the Advisor selects the securities and manages the investments for the Fund.  The Fund paid a variable performance-based management fee through September 30, 2010.  This fee is comprised of an annual base rate of 2.90% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Russell 2000 Growth Index over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period). After September 30, 2010 the Fund paid a fixed rate management fee of 1.90%.

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the Russell 2000 Growth Index over the performance period.  If the difference between the Fund’s performance and the investment record of the Russell 2000 Growth Index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points.  The maximum annualized performance adjustment rate is plus or minus 2.40% (which would result from a performance differential of 14 percentage points or more between the Fund’s performance and the investment record of the Russell 2000 Growth Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar  months  immediately following  the effective  date  of  the  Trust’s  registration   statement  (“Initial Period”),  the Adviser  shall be entitled to receive only the fulcrum fee.  The  Advisor  will be  entitled  to  receive  a performance  adjustment only after completion  of the  Initial  Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which the management fee is later calculated.  For the six months ended November 30, 2010, the Advisor earned a gross fee of $37,852 from the Fund of which $20,487 was reduced for performance fees.  Under the expense reimbursement agreement, which terminated September 30, 2010, the Adviser contractually agreed to limit the Fund’s net annual operating expenses to 1.90% of the Fund’s average daily net assets, $13,210 was reimbursed during the six months ended November 30, 2010.  The Fund owed the Advisor $4,576 as of November 30, 2010.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series, no par value.  The total paid-in capital as of November 30, 2010 was $3,340,511.  Transactions in capital were as follows:

	Six Months Ended November 30, 2010		Year Ended May 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	62,903	$ 520,750	9,252	$ 72,938
Shares reinvested	-	-	-	-
Shares redeemed	(69,168)	(570,000)	(17,351)	(145,000)
Total increase (decrease)	(6,265)	$ (49,250)	(8,099)	$ (72,062)

Shareholders will be subject to a Redemption Fee on redemptions equal to 1% of the net asset value of the Fund shares redeemed within 20 days after their purchase.  For the six months ended November 30, 2010, there were no redemption fees collected.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2010 (UNAUDITED)

Note 5. Investment Transactions

For the six months ended November 30, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,939,079 and $4,907,577 respectively.

Note 6. Tax Matters

As of May 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward expiring 5/31/2018+	($ 821,919)
Post-October capital loss deferrals between realized 11/1/09 and 5/31/2010*	$ 0
Gross unrealized appreciation on investment securities	$ 260,756
Gross unrealized depreciation on investment securities	($ 130,549)
Net unrealized appreciation on investment securities	$ 130,207
Cost of investment securities, including ST investments #	$ 2,444,862

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

 # The difference between the tax cost and book cost basis of investments is due to wash sales disallowed for tax purposes.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of November 30, 2010, Frank and Anita Meyers owned approximately 87.60% of the Fund and may be deemed to control the Fund.

Meyers Capital Aggressive Growth Fund
Expense Illustration
November 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Meyers Capital Aggressive Growth Fund Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs  (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire half year, June 1, 2010 through November 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2010	November 30, 2010	June 1,2010 to November 30,2010

Actual	$1,000.00	$1,148.24	$1.78
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,023.41	$1.67

* Expenses are equal to the Fund's annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

TRUSTEE TABLE

NOVEMBER 30, 2010 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Mary Lynn Hohman Address: 2676 Andover Road Columbus, Oh 43221, Year of Birth: 1962	Trustee	Indefinite/ February 12, 2010 to present	Real Estate Agent, Re/Max Associates Realtors, Columbus, OH	1	None
Frank Iafolla Year of Birth: 1945	Trustee	Indefinite/ April 2008 to present	Owner, Pro-Deck (contracting company), 1986-present	1	None

1 Unless otherwise specified, the mailing address of each Trustee is c/o Meyers Capital Investments Trust, 2695 Sandover Road, Columbus, Ohio 43220.

2 The “Fund Complex” consists of Meyers Capital Investments Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age[1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Frank B. Meyers[2] Year of Birth: 1957	Trustee, President, Treasurer and Chief Compliance Officer	Indefinite/ January 2008 to present	President, Meyers Capital Management Group, LLC (adviser to the Trust), 2008-present; Private Investor, Self-Employed, 2001-2008	1	None
Anita E. Meyers Year of Birth: 1958	Secretary	Indefinite/ January 2008 to present	Pharmacist, Bioscrip, 2002-present	N/A	NA

1Unless otherwise specified, the address of each Trustee and officer is 2695 Sandover Road, Columbus, Ohio 43220.

2 Frank B. Meyers is considered an “Interested” Trustee as defined in the 1940 Act, because he is an officer of the Trust and the Managing Member of the Fund’s Adviser.  Frank B. Meyers and Anita E. Meyers are spouses.

The Trustees were paid no fees during the six months ended November 30, 2010.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2010 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request or by visiting http://meyersfunds.com.  You may call toll-free (866) 232-3837 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 232-3837 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 232-3837.

BASIS FOR RENEWAL OF INVESTMENT ADVISORY CONTRACT

In connection with a Board meeting held on July 23, 2010 (the "Meeting"), the Board, including a majority of the Trustees who are not interested persons of the Trust nor parties to the investment advisory agreement nor interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the renewal of the investment advisory management agreement (the "Management Agreement") between the Trust and the Adviser, on behalf of the Fund. The Trustees noted that they had renewed the current management agreement May 26, 2010 and further noted that the new Management Agreement is identical to the current management agreement except that it does not have a performance-based element to the management fee and it reduces the adjustable fee from 2.90% to a flat fee of 1.90%. In considering the new Management Agreement, the Board interviewed the Adviser and received materials specifically relating to the new Management Agreement.  These materials included: (a) performance and expense data for a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund's shares; and (c) the resources available with respect to compliance with the Fund's investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the new Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the new Management Agreement include the following:

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy and strategy.  In addition, the Trustees reviewed the Adviser's Form ADV which described the operations and policies of the Adviser.  The Trustees also reviewed a description of the organizational structure of the Adviser, noting that the Adviser operates with a single member, Frank Meyers, performing all the functions of the Adviser.  The Trustees noted that while the Adviser does not have the depth of employees that other advisers may possess, Mr. Meyers devotes 100% of his time to the Fund because he does not manage other accounts.  Therefore, the Trustees concluded that the Adviser is adequately staffed relative to its responsibilities and obligations to the Fund.  They also observed that the Adviser's operational and compliance processes are well designed

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2010 (UNAUDITED)

and give the Trustees confidence that the Fund will be managed in conformity with its investment objective and restrictions.  Additionally, the Trustees noted some of the prominent features of the Adviser's investment process, including ongoing reviews of financial market developments and supporting the Fund via a website and plans for promotional activities.  The Adviser certified to the Board that it had complied with the Trust's Code of Ethics.  The Board also considered that, as a single member limited liability company, the Adviser has no need for financial statements separate from those of Mr. Meyers.  Consequently, the Trustees concluded that the large amount of Mr. Meyers personal assets invested in the Fund and the security agreement between the Adviser, Mr. Meyers and the Fund were sufficient to give reasonable assurance that the Adviser can fulfill any financial obligation to the Fund.  The Trustees concluded that the Adviser has provided high quality advisory services to the Fund, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board's expectations.

Performance.  As to the Fund's performance, the Trustees reviewed performance information relative to the Fund's benchmark, the Russell 2000 Growth Index (the "Index"), and peer groups for roughly similar-sized funds with an equity investment strategy.  The Trustees noted that for the period since the Fund's inception on September 2, 2008 through March 31, 2010, the Fund had returned (11.90)% annualized, which was 7.48% below that of the Fund's benchmark, which returned (4.42)% over the same period.  Additionally, the Trustees reviewed the recent quarterly performance.  For the quarter ended March 31, 2010, the Fund gained 0.85%, while the Fund's benchmark Index rose 7.61%.  Additionally, for the quarter ended June 30, 2010, the Fund returned (12.21)%, while the Fund's Index returned (9.22)%.  The Trustees discussed concern over the Fund's performance.  However, the Trustees concurred with the Adviser's point that, generally, over time, some portion of any below-Index performance could be attributed to the fees and expenses paid by the Fund when compared to the Index that pays none.  Furthermore, they noted that the Fund's performance remains highly dependent on the Adviser's individual stock selection because the Adviser does not pursue an index-tracking strategy.  Consequently, performance should be expected to vary from the Index on an ongoing basis.  The Trustees also noted that the performance fee element of the Adviser's compensation under the "fulcrum fee" arrangement with the Fund has significantly reduced the Adviser's gross advisory fee compensation.  Additionally, the Trustees compared the Fund's performance to a peer group of equity funds of roughly similar size to that of the Fund.  They noted that even though the Fund's performance was below the peer group average during calendar year 2009, it was nonetheless within a range that the Trustees considered reasonable.  Overall, the Trustees concluded that performance was acceptable, although they would continue to monitor performance with the expectation that performance versus the Fund's benchmark and peer group would improve.

Fees and Expenses.  The Trustees then reviewed information in the peer group studies comparing the expense ratio of the Fund to those of a peer group.  Because the Fund is structured as a unitary fee fund, the Trustees compared total Fund expenses to a peer group of similar-sized equity funds rather than focusing solely on management fees.  They noted that the Fund's current total fees of 2.90% before adjustment for performance fees or any expense cap agreement were slightly below the peer group average and that the proposed fee of 1.90% was significantly below the peer group average.  Additionally, they noted that the expense cap between the Fund and the Adviser is not active because the performance-based reduction in fees has reduced Fund fees below the expense cap of 1.90%.  They also noted that the Adviser has no affiliated entities such as a broker-dealer that might be in position to derive revenue from a relationship with the Fund.  The Trustees noted that, they agree with the Adviser's assertion that the performance-based element of the management fee is unduly burdensome on the Adviser, particularly because the performance adjustment can reduce the Adviser's unitary fee to as little as 0.50%, and that a shift to a non-performance based or flat fee is appropriate.  The Trustees concluded that the Fund's proposed unitary management fee of 1.90% is fair and reasonable particularly considering the small size of the Fund.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2010 (UNAUDITED)

Economies of Scale.  The Board, including the Independent Trustees, considered whether there has been any economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale. The Trustees determined that a discussion of economies of scale was not yet relevant at this time due to the small size of the Fund, but that the issue should be considered again as the Fund grows.

Profitability.  As to costs incurred by and profits realized by the Adviser, the Board reviewed information regarding the Adviser's management fee income for the period ended May 31, 2010 as presented in the Fund's draft Annual Report.  The Trustees observed that the Adviser received only $13,709 during the fiscal year and that, in total, the Adviser's relationship with the Fund is not profitable because the Adviser pays the operating expenses of the Fund.  After a discussion regarding the Adviser's financial wherewithal based upon the net assets of its sole member, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to the Fund.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed new Management Agreement, and as assisted by the advice of independent Counsel, the Board, including the Independent Trustees, concluded that the proposed change in advisory fee structure is fair and reasonable and that approval of the new Management Agreement was in the best interests of the Trust and the Fund's shareholders.

Board of Trustees

Frank B. Meyers, Chairman

Frank Iafolla

Mary Lynn Hohman

Investment Adviser

Meyer Capital Management Group, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Meyers Capital Aggressive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: February 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date February 2, 2011

*Print the name and title of each signing officer under his or her signature.